Pensions and other post-employment benefits - Pension amounts recorded in income statement and statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions and other post-employment benefits
Current service cost	£ 22	£ 22	£ 23
Past service cost/(credit)	4	1	1
Gain from settlement	(1)
Net interest cost	4	3	3
Total	29	26	27
Remeasurements recorded in the statement of comprehensive income	19	5	123
Pension plan
Pensions and other post-employment benefits
Current service cost	17	16	16
Past service cost/(credit)	4	1	1
Gain from settlement	(1)
Net interest cost		1	1
Total	20	18	18
Remeasurements recorded in the statement of comprehensive income	6	6	91
Post retirement obligations
Pensions and other post-employment benefits
Current service cost	5	6	7
Net interest cost	4	2	2
Total	9	8	9
Remeasurements recorded in the statement of comprehensive income	£ 13	£ (1)	£ 32